Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Assets Covered under Capital Leases

Assets covered under capital leases as of March 31, 2015 and 2016 were as follows:

	Millions of yen
Class of property	2015	2016
Machinery, vessels and equipment	¥5,571	¥5,027
Less: Accumulated depreciation and amortization	(3,708)	(3,333)

Total	¥1,863	¥1,694

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2016 were as follows:

Years ending March 31,	Millions of yen
2017	¥1,162
2018	822
2019	544
2020	308
2021	148
Thereafter	15

Total minimum lease payments	2,999
Less: Amount representing interest	(108)

Present value of net minimum lease payments	2,891
Less: Amounts representing estimated executory costs	(425)

Net minimum lease payments	2,466
Less: Current obligation	(925)

Long-term capital lease obligations	¥1,541

Minimum Lease Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum lease payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2016 were as follows:

Years ending March 31,	Millions of yen
2017	¥12,016
2018	8,374
2019	5,757
2020	3,991
2021	2,742
Thereafter	5,159

Total minimum lease payments	¥38,039

Total Rental Expense for All Operating Leases Except Those with Terms of One Month or Less that were Not Renewed

Total rental expense for all operating leases except those with terms of 1 month or less that were not renewed for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Millions of yen
	2014	2015	2016
Rental expense	¥76,429	¥79,634	¥77,208